Share-based Compensation - Schedule of Stock Option Shares Activities Under Company's Incentive Shares Plan (Details) - Incentive Shares Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding, Beginning balance	112,570,000	66,860,000	42,910,000
Options, Granted	26,610,000	49,170,000	35,160,000
Options, Forfeited	(7,538,200)	(3,460,000)	(11,210,000)
Options outstanding, Ending balance	131,641,800	112,570,000	66,860,000	42,910,000
Options Outstanding, Vested and expected to vest	130,381,052	109,754,200	64,819,600
Options Outstanding, Exercisable	52,529,300
Outstanding, Weighted Average Exercise Price, Beginning balance	$ 0.0650	$ 0.0201	$ 0.0081
Granted, Weighted Average Exercise Price	0.3020	0.1260	0.0313
Forfeited, Weighted Average Exercise Price	0.0967	0.0464	0.0092
Outstanding, Weighted Average Exercise Price, Ending balance	0.1108	0.0650	0.0201	$ 0.0081
Vested and expected to vest, Weighted Average Exercise Price	0.1107	$ 0.0661	$ 0.0203
Exercisable, Weighted Average Execise Price	$ 0.0398
Outstanding, Weighted Average Remaining Contractual Life	2 years 8 months 8 days	3 years 4 months 13 days	3 years 7 months 28 days	4 years 2 months 8 days
Vested and expected to vest, Weighted Average Remaining Contractual Life	2 years 8 months 8 days	3 years 4 months 17 days	3 years 7 months 28 days
Exercisable, Weighted Average Remaining Contractual Life	1 year 9 months 21 days
Outstanding, Aggregate Intrinsic Value	$ 172,618	$ 22,688	$ 6,766	$ 2,342
Vested and expected to vest, Aggregate Intrinsic Value	170,971	$ 22,062	$ 6,546
Exercisable, Aggregate Intrinsic Value	$ 72,622